NOTE 12 – PROVISION FOR INCOME TAXES (Details Narrative)	Dec. 31, 2022 USD ($)
Income Tax Disclosure [Abstract]
[custom:DeferredTaxAssetsOperatingLossCarryforwardsApproximate-0]	$ 15,540,000